Intangible Assets	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Intangible Assets

7 INTANGIBLE ASSETS

2017	$ million
	Goodwill	LNG off-take and sales contracts	Other	Total
Cost
At January 1	13,592	10,429	5,085	29,106
Additions	784	—	786	1,570
Sales, retirements and other movements	(261)	—	37	(224)
Currency translation differences	39	—	198	237
At December 31	14,154	10,429	6,106	30,689
Depreciation, depletion and amortisation, including impairments
At January 1	605	1,475	3,059	5,139
Charge for the year	—	957	612	1,569
Sales, retirements and other movements	(136)	—	(241)	(377)
Currency translation differences	23	—	155	178
At December 31	492	2,432	3,585	6,509
Carrying amount at December 31	13,662	7,997	2,521	24,180

2016	$ million
	Goodwill	LNG off-take and sales contracts	Other	Total
Cost
At January 1	2,604	3,271	4,473	10,348
Additions on acquisition of BG	10,997	7,158	607	18,762
Other additions	—	—	130	130
Sales, retirements and other movements	(3)	—	—	(3)
Currency translation differences	(6)	—	(125)	(131)
At December 31	13,592	10,429	5,085	29,106
Depreciation, depletion and amortisation, including impairments
At January 1	594	556	2,915	4,065
Charge for the year	—	919	306	1,225
Sales, retirements and other movements	—	—	(63)	(63)
Currency translation differences	11	—	(99)	(88)
At December 31	605	1,475	3,059	5,139
Carrying amount at December 31	12,987	8,954	2,026	23,967

Goodwill at December 31, 2017, principally related to the acquisition of BG Group plc (BG) in 2016 (see Note 29), allocated to Integrated Gas ($4,954 million) and Upstream ($6,013 million) at the operating segment level, and to Pennzoil-Quaker State Company, a lubricants business in the Downstream segment based largely in North America. Information on annual impairment testing is included in Note 8.

FINANCIAL STATEMENTS AND SUPPLEMENTS SHELL ANNUAL REPORT AND FORM 20-F 2017	1